INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Effective tax rate	15.20%	15.30%
Income tax expenses	$ 23,875	$ 14,797